Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events

On April 9, 2021, the Company entered into a lease extension agreement with Jericho Executive Center LLC for office space at 30 Jericho Executive Plaza in Jericho, New York, which commences on December 1, 2021 and runs through November 30, 2022. The Company’s monthly office rent payments under the lease extension are approximately $6,180 per month.

As of April 30, 2021, The Company sold approximately 2 million Props tokens for gross proceeds of approximately $0.2 million.

Management has evaluated subsequent events or transactions occurring through the date the condensed consolidated financial statements were issued and determined that no other events or transactions are required to be disclosed herein.

16. Subsequent Events

On January 13, 2021, the Note, with an aggregate principal amount of $506,500 was fully forgiven by the SBA and the Lender in compliance with the provisions of the CARES Act.

Management has evaluated subsequent events or transactions occurring through the date the consolidated financial statements were issued and determined that no other events or transactions are required to be disclosed herein.